Eaton Vance
Virginia Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.5%
Virginia Resources Authority, (Pooled Financing Program):
2.00%, 11/1/37	$325	$ 256,889
4.00%, 11/1/41	1,500	1,501,088
4.125%, 11/1/40	175	182,842
4.25%, 11/1/50	1,235	1,205,042
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	500	447,261
		$ 3,593,122
Education — 3.2%
Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/36	$1,000	$ 1,002,962
Virginia College Building Authority, 3.00%, 9/1/38	215	198,483
Virginia College Building Authority, (University of Richmond), 4.50%, 3/1/44	1,250	1,320,534
Virginia Public School Authority, 3.25%, 3/1/36	25	24,850
		$ 2,546,829
Electric Utilities — 1.7%
Richmond, VA, Public Utility Revenue:
4.25%, 1/15/47(1)	$1,125	$ 1,107,764
4.25%, 1/15/53	220	211,311
		$ 1,319,075
Escrowed/Prerefunded — 0.4%
Virginia Port Authority, (AMT), Prerefunded to 7/1/26, 5.00%, 7/1/45	$295	$ 295,454
		$ 295,454
General Obligations — 24.5%
Alexandria, VA, 2.25%, 7/15/36	$50	$ 42,971
Blacksburg, VA, 2.00%, 3/1/39	150	112,910
Fairfax County, VA:
2.00%, 10/1/33	15	13,199
4.00%, 10/1/39	885	907,051
Falls Church, VA, 3.00%, 7/15/41	985	890,938
Loudoun County, VA:
2.00%, 12/1/34	55	47,331
4.00%, 12/1/38	675	692,857
4.00%, 12/1/44(1)	2,175	2,177,917
Lynchburg, VA:
2.375%, 8/1/40	1,245	1,016,950
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lynchburg, VA: (continued)
4.00%, 6/1/44	$220	$ 220,513
Newport News, VA:
4.00%, 2/1/42	1,210	1,224,430
4.00%, 8/1/44	400	402,079
Norfolk, VA:
4.00%, 9/1/39	50	50,696
5.00%, 9/1/35	275	316,196
5.00%, 9/1/36	45	51,358
Puerto Rico:
0.00%, 7/1/33	750	547,374
5.625%, 7/1/29	1,000	1,051,269
Richmond, VA:
4.00%, 1/15/47	930	916,704
4.00%, 1/15/51	410	399,126
4.00%, 1/15/54	2,000	1,885,769
Suffolk, VA:
2.50%, 2/1/36	50	44,454
2.75%, 2/1/30	510	505,233
2.75%, 2/1/31	550	539,831
Vienna, VA:
4.00%, 1/1/41	630	649,365
4.00%, 1/1/42	140	143,214
Virginia:
2.00%, 6/1/34	40	34,812
2.00%, 6/1/35	50	42,537
2.25%, 6/1/34	50	44,743
4.00%, 6/1/41	105	108,617
Virginia Public School Authority:
5.00%, 8/1/41	1,640	1,817,550
5.00%, 8/1/45	1,500	1,640,075
Warrenton, VA:
4.00%, 2/1/47	515	501,714
4.00%, 2/1/48	275	265,318
		$19,305,101
Hospital — 8.3%
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 2.80%, 10/1/48(2)	$1,100	$ 1,100,000
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	790	738,706
Henrico County Economic Development Authority, VA, (Bon Secours Mercy Health, Inc.), 5.00%, 11/1/48	1,000	1,033,589

Eaton Vance
Virginia Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Lynchburg Economic Development Authority, VA, (Centra Health Obligated Group):
5.50%, 1/1/51	$370	$ 396,024
5.50%, 1/1/56	300	318,602
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	760	695,776
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	2,015	1,759,188
Virginia Small Business Financing Authority, VA, (Carilion Clinic Obligated Group), (LOC: Truist Bank), 2.90%, 7/1/42(2)	500	500,000
		$ 6,541,885
Housing — 5.4%
Harrisonburg Redevelopment and Housing Authority, VA, (Wesley Apartments), 4.00% to 12/1/26 (Put Date), 12/1/28	$1,640	$ 1,648,455
Virginia Housing Development Authority:
4.10%, 10/1/27	1,465	1,465,880
4.10%, 9/1/40	200	199,485
4.40%, 10/1/44	925	927,639
		$ 4,241,459
Industrial Development Revenue — 2.3%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,050	$ 1,028,115
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	810	789,416
		$ 1,817,531
Insured - Education — 1.0%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$745	$ 794,441
		$ 794,441
Insured - Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 1,011,726
		$ 1,011,726
Insured - Hospital — 1.2%
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AG), 5.25%, 7/1/43	$840	$ 916,187
		$ 916,187
Security	Principal Amount (000's omitted)	Value
Insured - Housing — 0.7%
Williamsburg Economic Development Authority, VA, (William and Mary), (AG), 5.00%, 7/1/33	$480	$ 537,901
		$ 537,901
Insured - Transportation — 2.9%
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue, (AG), 4.00%, 7/15/47	$1,840	$ 1,794,330
Norfolk Airport Authority, VA, (Consolidated Rental Car Facility), (BAM), (AMT), 5.50%, 7/1/56	485	510,889
		$ 2,305,219
Lease Revenue/Certificates of Participation — 5.4%
Loudoun County Economic Development Authority, VA, 4.00%, 12/1/41	$330	$ 334,069
Prince William County Industrial Development Authority, VA, 5.00%, 10/1/44	1,975	2,132,024
Virginia Commonwealth Transportation Board, (Transportation Capital), 3.00%, 5/15/38	115	105,762
Virginia Port Authority, 5.25%, 7/1/48	735	781,192
Virginia Public Building Authority:
4.00%, 8/1/41	110	111,029
(AMT), 4.00%, 8/1/39	765	760,828
		$ 4,224,904
Other Revenue — 1.9%
Loudoun County Economic Development Authority, VA, 1.55%, 2/15/38(4)	$1,510	$ 1,510,000
		$ 1,510,000
Senior Living/Life Care — 7.2%
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	$610	$ 550,382
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,500	1,518,914
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
5.00%, 9/1/34	1,150	1,168,338
7.00%, 9/1/53	500	548,558
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39	1,750	1,863,797
		$ 5,649,989
Special Tax Revenue — 2.8%
American Samoa Economic Development Authority:
5.00%, 9/1/35(3)	$250	$ 264,084

Eaton Vance
Virginia Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
American Samoa Economic Development Authority: (continued)
5.00%, 9/1/38(3)	$200	$ 204,082
Hampton Roads Transportation Accountability Commission, VA, 5.00%, 7/1/47	750	784,912
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	12	11,601
0.00%, 7/1/29	17	15,422
0.00%, 7/1/31	22	18,517
0.00%, 7/1/33	50	38,939
0.00%, 7/1/46	287	104,760
0.00%, 7/1/51	528	141,808
4.50%, 7/1/34	110	110,008
4.536%, 7/1/53	3	2,800
5.00%, 7/1/58	512	505,956
		$ 2,202,889
Transportation — 12.5%
Metropolitan Washington Airports Authority, D.C.:
(LOC: TD Bank, N.A.), 2.33%, 10/1/40(4)	$500	$ 500,000
(AMT), 5.00%, 10/1/44	2,750	2,812,013
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	1,320	1,376,884
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/41	750	815,397
Virginia Commonwealth Transportation Board, (Transportation Capital), 5.00%, 5/15/36	630	731,792
Virginia Port Authority, 5.00%, 7/1/43	835	910,798
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/38	1,640	1,716,905
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	986,362
		$ 9,850,151
Water and Sewer — 13.5%
Alexandria Sanitation Authority, VA, Green Bonds, 5.00%, 7/15/40	$660	$ 735,453
Fairfax County, VA, Sewer Revenue:
4.00%, 7/15/40	275	278,959
5.00%, 7/15/54	1,500	1,576,880
Hampton Roads Sanitation District, VA:
1.30%, 8/1/46(4)	2,000	2,000,000
4.00%, 10/1/38	1,690	1,702,889
Norfolk, VA, Water Revenue, 5.00%, 11/1/41	445	494,298
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Prince William County Service Authority, VA, Water and Sewer System Revenue:
5.00%, 7/15/41	$250	$ 280,120
5.00%, 7/15/42	400	444,928
5.00%, 7/15/43	600	663,444
Spotsylvania County, VA, Water and Sewer Revenue:
4.00%, 12/1/42	1,000	1,011,610
4.00%, 12/1/47	255	248,177
Stafford County, VA, Water and Wastewater System Revenue, 5.00%, 10/1/43	200	220,892
Virginia Beach, VA, Water and Sewer System Revenue, 4.00%, 10/1/46(1)	1,000	974,928
		$10,632,578
Total Tax-Exempt Municipal Obligations (identified cost $78,552,262)		$79,296,441

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.5%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 383,986
		$ 383,986
General Obligations — 0.1%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 127,932
		$ 127,932
Lease Revenue/Certificates of Participation — 0.9%
Manassas Park Economic Development Authority, VA:
4.85%, 10/15/35	$65	$ 64,697
5.22%, 10/15/40	625	620,210
		$ 684,907
Total Taxable Municipal Obligations (identified cost $1,270,000)		$ 1,196,825

Eaton Vance
Virginia Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
3.375%, 2/29/28	$750	$ 742,324
3.75%, 4/15/28	500	497,754
Total U.S. Treasury Obligations (identified cost $1,239,688)		$ 1,240,078

Short-Term Investments — 0.3%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.53%(5)	247,507	$ 247,532
Total Short-Term Investments (identified cost $247,532)		$ 247,532
Total Investments — 104.1% (identified cost $81,309,482)		$81,980,876
Other Assets, Less Liabilities — (4.1)%		$(3,244,017)
Net Assets — 100.0%		$78,736,859
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2026.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2026, the aggregate value of these securities is $1,257,582 or 1.6% of the Fund's net assets.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2026.
(5)	The rate shown is the annualized seven-day yield as of May 31, 2026.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2026, 6.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 4.0% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Virginia Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

At May 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$79,296,441	$ —	$79,296,441
Taxable Municipal Obligations	—	1,196,825	—	1,196,825
U.S. Treasury Obligations	—	1,240,078	—	1,240,078
Short-Term Investments	247,532	—	—	247,532
Total Investments	$247,532	$81,733,344	$—	$81,980,876
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.